Premises and equipment_Details of premises and equipment(owned) (Details) - KRW (₩)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,839,643,000,000	₩ 2,897,602,000,000	₩ 2,450,492,000,000	₩ 2,477,545,000,000
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,432,561,000,000	4,413,164,000,000
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,592,258,000,000)	(1,514,902,000,000)
Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660,000,000)	(660,000,000)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,726,045,000,000	1,761,159,000,000	1,481,871,000,000	1,487,278,000,000
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,726,705,000,000	1,761,819,000,000
Land | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Land | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	(660,000,000)	(660,000,000)
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	787,040,000,000	802,299,000,000	661,912,000,000	680,846,000,000
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,076,647,000,000	1,063,756,000,000
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(289,607,000,000)	(261,457,000,000)
Building | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Equipment and vehicles
Disclosure of property plant and equipment [Line Items]
Net carrying value	268,225,000,000	278,016,000,000	240,013,000,000	180,072,000,000
Equipment and vehicles | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,142,653,000,000	1,123,101,000,000
Equipment and vehicles | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(874,428,000,000)	(845,085,000,000)
Equipment and vehicles | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Leasehold improvements
Disclosure of property plant and equipment [Line Items]
Net carrying value	50,085,000,000	54,839,000,000	57,594,000,000	64,787,000,000
Leasehold improvements | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	478,290,000,000	463,181,000,000
Leasehold improvements | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(428,205,000,000)	(408,342,000,000)
Leasehold improvements | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	8,246,000,000	1,287,000,000	9,099,000,000	64,559,000,000
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	8,246,000,000	1,287,000,000
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Construction in progress | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	0	0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	2,000,000	2,000,000	₩ 3,000,000	₩ 3,000,000
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20,000,000	20,000,000
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(18,000,000)	(18,000,000)
Structures | Accumulated impairment losses
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 0	₩ 0